Share-based Payment Arrangements (Details) - $ / shares	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Weighted average exercise prices (in USD)
Outstanding on January 1	$ 1.71	$ 2.6	$ 3.08
Expired and forfeited during the year	0.23		7
Granted during the year	0.43	1.32	1.59
Outstanding on December 31	1.02	1.71	2.6
Exercisable on December 31	$ 1.54	$ 3.21	$ 2.95
Number of options
Outstanding on January 1	4,754,676	1,131,781	1,002,022
Expired and forfeited during the year	1,486,125		30,000
Granted during the year	3,725,826	3,622,895	159,759
Outstanding on December 31	6,994,377	4,754,676	1,131,781
Exercisable on December 31	1,753,632	1,093,029	873,344